OTHER ASSETS (Tables)	9 Months Ended
Sep. 30, 2012
Other Assets Tables
Schedule of Other Assets	Prepaid expenses consist of the following:
	September 30, 2012	December 31, 2011
Prepaid consulting	$1,048,952	$71,689
Prepaid guaranty costs	-0-	8,826
TOTAL OTHER ASSETS	$1,048,952	$80,515